LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–39.04%
INVESTMENT COMPANIES–39.04%
Equity Funds–15.05%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	6,048,637	$ 69,184,308
LVIP SSGA S&P 500 Index Fund	140,050	2,890,909
LVIP SSGA Small-Cap Index Fund	445,525	11,624,650
LVIP SSGA Small-Mid Cap 200 Fund	1,109,649	11,468,219
		95,168,086
Fixed Income Fund–10.03%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,442,936	63,404,928
		63,404,928
International Equity Funds–13.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	8,564,435	52,979,593
LVIP SSGA Emerging Markets 100 Fund	1,872,934	11,773,264
LVIP SSGA International Index Fund	2,945,800	23,551,673
		88,304,530
Total Affiliated Investments (Cost $253,234,296)		246,877,544

UNAFFILIATED INVESTMENTS–59.76%
INVESTMENT COMPANIES–59.76%
Equity Funds–10.01%
SPDR® Portfolio S&P 600 Small Cap ETF	852,450	29,034,447
SPDR® S&P 500 ETF Trust	95,838	34,231,417
		63,265,864
Fixed Income Funds–26.13%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	944,323	15,279,146
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
SPDR® Portfolio Aggregate Bond ETF	1,772,272	$ 44,218,186
SPDR® Portfolio Intermediate Term Treasury ETF	681,041	19,157,683
SPDR® Portfolio Long Term Treasury ETF	835,507	24,764,428
SPDR® Portfolio TIPS ETF	1,955,557	49,592,926
SPDR® FTSE International Government Inflation-Protected Bond ETF	305,800	12,238,116
		165,250,485
International Equity Funds–11.45%
SPDR® Portfolio Developed World ex-US ETF	1,563,850	40,347,330
SPDR® Portfolio Emerging Markets ETF	377,953	11,731,661
Vanguard FTSE European ETF	122,518	5,654,206
Vanguard FTSE Pacific ETF	255,608	14,682,123
		72,415,320
Money Market Fund–12.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	76,923,246	76,923,246
		76,923,246
Total Unaffiliated Investments (Cost $388,045,088)		377,854,915

TOTAL INVESTMENTS–98.80% (Cost $641,279,384)	624,732,459
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.20%	7,583,243
NET ASSETS APPLICABLE TO 64,398,054 SHARES OUTSTANDING–100.00%	$632,315,702

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(94)	British Pound	$(6,568,837)	$(6,473,387)	12/19/22	$—	$(95,450)
(87)	Euro	(10,724,381)	(10,691,639)	12/19/22	—	(32,742)
(89)	Japanese Yen	(7,746,894)	(7,798,337)	12/19/22	51,443	—
					51,443	(128,192)
Equity Contracts:
(268)	E-mini MSCI Emerging Markets Index	(11,678,100)	(12,267,901)	12/16/22	589,801	—
(166)	E-mini Russell 2000 Index	(13,859,340)	(14,345,129)	12/16/22	485,789	—
(259)	E-mini S&P 500 Index	(46,639,425)	(48,932,918)	12/16/22	2,293,493	—
(336)	Euro STOXX 50 Index	(10,916,190)	(11,233,213)	12/16/22	317,023	—
(85)	FTSE 100 Index	(6,562,327)	(6,730,047)	12/16/22	167,720	—
(42)	Nikkei 225 Index (OSE)	(7,527,672)	(7,746,527)	12/8/22	218,855	—
					4,072,681	—
Total Futures Contracts					$4,124,124	$(128,192)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$246,877,544	$—	$—	$246,877,544
Unaffiliated Investment Companies	377,854,915	—	—	377,854,915
Total Investments	$624,732,459	$—	$—	$624,732,459
Derivatives:
Assets:
Futures Contracts	$4,124,124	$—	$—	$4,124,124
Liabilities:
Futures Contracts	$(128,192)	$—	$—	$(128,192)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-39.04%@
Equity Funds-15.05%@
✧✧LVIP SSGA Large Cap 100 Fund	$99,260,523	$5,822,743	$16,032,292	$(221,636)	$(19,645,030)	$69,184,308	6,048,637	$1,002,743	$—
✧✧LVIP SSGA S&P 500 Index Fund	4,133,255	754,363	760,000	213,322	(1,450,031)	2,890,909	140,050	294,362	—
✧✧LVIP SSGA Small-Cap Index Fund	16,552,047	4,381,770	3,830,000	(194,924)	(5,284,243)	11,624,650	445,525	1,421,770	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	16,654,335	1,579,999	3,520,000	(194,489)	(3,051,626)	11,468,219	1,109,649	—	—
Fixed Income Fund-10.03%@
✧✧LVIP SSGA Bond Index Fund	79,823,832	37,564,497	44,500,000	(2,027,373)	(7,456,028)	63,404,928	6,442,936	14,496	—
International Equity Funds-13.96%@
✧✧LVIP SSGA Developed International 150 Fund	73,208,026	9,574,825	13,010,000	282,783	(17,076,041)	52,979,593	8,564,435	2,266,696	—
✧✧LVIP SSGA Emerging Markets 100 Fund	12,155,504	9,505,871	5,050,000	(439,381)	(4,398,730)	11,773,264	1,872,934	885,870	—
✧✧LVIP SSGA International Index Fund	4,135,429	25,534,555	1,380,000	(7,283)	(4,731,028)	23,551,673	2,945,800	354,556	—
Total	$305,922,951	$94,718,623	$88,082,292	$(2,588,981)	$(63,092,757)	$246,877,544		$6,240,493	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4